SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of the Company, its wholly-owned subsidiaries, and consolidated variable interest entities (“VIEs”) if any.

All intercompany accounts and transactions have been eliminated. The Company’s functional and reporting currency is the U.S. Dollar.

Variable Interest Entities

A VIE is a legal entity that has a total equity investment that is insufficient to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. The Company’s variable interest arises from contractual, ownership or other monetary interests in the entity, which may change with fluctuations in the fair value of the VIE’s net assets. A VIE is consolidated by its primary beneficiary, the party that has both the power to direct the activities that most significantly impact the VIE’s economic performance, and an obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. The Company consolidates a VIE when it is deemed to be the primary beneficiary. The Company assesses whether or not it is the primary beneficiary of a VIE at initial involvement and on an ongoing basis. Refer to Note 7 for additional information.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods.

Significant estimates and assumptions made in the accompanying consolidated financial statements, which Management believes are critical in understanding and evaluating the Company’s reported financial results include, but are not limited to: (i) share-based compensation; (ii) derivative and/or freestanding liabilities pertaining to warrants and preferred share; (iii) the Option; (iv) consolidation of VIEs; (v) revenue recognition; (vi) deferred tax assets and valuation allowance; (vii) valuation of goodwill and intangible assets; and (viii) the determination of allowance for loan loss reserves for loans held for investment. The Company bases its estimates or assumptions on various factors it believes to be reasonable under the circumstances. Actual results could differ from those estimates and such differences could affect the results of operations reported in future periods.

The novel coronavirus (“COVID-19”) pandemic has created, and may continue to create, significant uncertainty in macroeconomic conditions, and the extent of its impact on the Company’s operational and financial performance will depend on certain developments, including the duration and spread of the outbreak and the impact on the Company’s customers. The
Company considered the impact of COVID-19 on the estimates and assumptions and determined that there were no material adverse impacts on the consolidated financial statements for the years ended December 31, 2022, 2021 and 2020. As events continue to evolve and additional information becomes available, the Company’s estimates and assumptions may change materially in future periods.

Segment Reporting

The Company manages its operations and allocates resources as a single operating segment. Further, the Company manages, monitors and reports its financials as a single reporting segment. The Company’s chief operating decision-maker is its Chief Executive Officer who makes operating decisions, assesses financial performance and allocates resources based on consolidated financial information. As such, the Company has determined that it operates in one reportable segment.

Foreign Currency

The functional and reporting currency of the Company is the U.S. Dollar as it is the currency of the primary economic environment in which Pagaya’s operations are conducted. The monetary assets and liabilities denominated in currencies other than the U.S. Dollar are accordingly remeasured into U.S. Dollars at exchange rates in effect at the end of each period in accordance with Statement of the Accounting Standard Codification (“ASC”) No. 830 “Foreign Currency Matters” (“ASC No. 830”). All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the Statements of Operations and Comprehensive Income (Loss) within Other expenses, net, as appropriate. Foreign currency translations were immaterial in all periods presented.

Cash, Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of checking, money market and savings accounts held at financial institutions or highly liquid investments purchased with an original maturity of three months or less. Cash equivalents are stated at carrying value, which approximates fair value.

Restricted cash consists primarily of deposits restricted by standby letters of credit for lease facilities. The Company has no ability to draw on such funds as long as the funds remain restricted under the applicable agreements.

The following table provides a reconciliation of cash and restricted cash reported within the consolidated balance sheets that sum to the total of the same amounts shown in the consolidated statements of cash flow (in thousands):

	December 31,
	2022	2021
	(in thousands)
Cash and cash equivalents	$309,793	$190,778
Restricted cash	22,539	7,000
Restricted cash, non-current	4,744	6,797
Cash, cash equivalents and restricted cash	$337,076	$204,575

Bank Deposits

Bank deposits with original maturities of more than three months but less than one year are included in short term bank deposits. Bank deposits with maturities of more than one year are included in long-term deposits. Such deposits are stated at cost which approximates fair values.

Concentrations of Credit Risk and Significant Customers

Financial instruments, which potentially subject the Company to concentration of credit risk, consist primarily of cash and cash equivalents, restricted cash, bank deposits and fees receivable. Cash and cash equivalents are principally maintained with major financial institutions, which management assesses to be of high credit quality. The Company has not experienced any losses on these deposits.
The Company’s fees receivable balances are predominantly with agreements with customers, and these are subject to normal credit risks which management believes to be not significant.

Significant customers are those which represent 10% or more of the Company’s total revenue for each respective period presented. Three related parties individually represented greater than 10% of total revenue and collectively totaled approximately 42% for year ended December 31, 2022. Two related parties individually represented greater than 10% of total revenue and collectively totaled approximately 42% for the year ended December 31, 2021. During the year ended December 31, 2020, three related parties individually represented greater than 10% of total revenue and collectively totaled approximately 57%.

Fair Value Measurement

ASC Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles, and requires certain disclosures about fair value measurements. In general, fair values of financial instruments are based upon quoted market prices, when available. If such quoted market prices are not available, fair value is based upon models that use, as inputs, observable market-based parameters to the greatest extent possible.

Additionally, ASC 820 established a fair value hierarchy to categorize the use of inputs into the following three levels:

Level 1—Quoted prices, unadjusted, for identical assets or liabilities in active markets.

Level 2—Pricing inputs are other than quoted prices in active markets and include 1) quoted prices for similar assets or liabilities in active markets, 2) quoted prices for identical or similar assets or liabilities in markets that are not active, and 3) or inputs that are derived principally from or can be corroborated by observable market data by correlation or other means.

Level 3—Pricing inputs are unobservable and significant to the fair value measurement. Level 3 assets and liabilities include financial instruments whose value is determined using discounted cash flow methodologies, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and considers factors specific to the asset or liability.

Management believes that the carrying amount of cash and cash equivalents, fees receivable, accounts payables and other current liabilities approximate their fair value due to the short-term maturities of these instruments.

Investments in Loans and Securities

A wholly-owned subsidiary (“Sponsor”) previously sponsored 30 securitization transactions (the “Securitizations”) during 2022, 2021 and 2020, each through a separate trust structure with an asset portfolio consisting of unsecured consumer loans, auto loans or real estate assets. Each Securitization’s asset portfolio was structured by the Sponsor, which is also the administrator of each Securitization. The Sponsor, directly and indirectly through affiliates, retained at least 5% of the economic risk in the Securitizations to comply with risk retention required by Title 17 U.S. Code of Federal Regulations Part 246, Credit Risk Retention, promulgated by Securities and Exchange Commission.

The Sponsor determines the appropriate classification of loans and securities at the time of purchase. The Company’s direct investments in securitizations are classified as held-to-maturity and carried at amortized cost. The Company classifies investments as held-to-maturity when it has the intent and ability to hold the security to maturity. When evaluating intent for a particular security, the Company considers circumstances that have in the past led, or may in the future lead, to a decision to sell securities. The Company analyzes each security to determine whether it has the intent and ability to hold until maturity on a continual basis.

Investments in loans and securities that may be sold in response to changes in market interest or prepayment rates, needs for liquidity, and changes in the availability and the yield of alternative investments will be classified as available for sale (“AFS”).
These investments are carried at fair value determined using public market prices, dealer quotes, and prices obtained from independent pricing services that may be derivable from observable and unobservable market inputs. The Company may have investments classified as AFS from time to time but does not have any investments classified as AFS as of December 31, 2022 or December 31, 2021.

Certain loans, which the Company purchased from the Sponsor, are classified as held for investment. Loans held for investment are recorded at amortized cost, less an allowance for potential uncollectible amounts. Amortized cost basis represents principal amounts outstanding, net of unearned income, premiums or discounts on purchased loans and charge-offs. The Company’s intent and ability to designate loans as held for investment in the future may change based on changes in business strategies, the economic environment, and market conditions. As of December 31, 2022 and 2021, the Company held $13.8 million and $12.7 million of loans held for investment, respectively.

Trading securities are bought and held principally for the purpose of reselling in the near term with the objective of generating revenues on short-term variations in price. Trading securities are held at fair value with realized gains and losses recorded on a trade date basis. The Company does not have any investments classified as trading as of December 31, 2022 or December 31, 2021.

An investment is impaired if the fair value of the investment is less than its amortized cost basis. The Company determines whether the impairment has resulted from a credit loss or other factors. The Company determines whether a credit loss exists by considering information about the collectability of the instrument, current market conditions, and reasonable and supportable forecasts of economic conditions. The Company recognizes an allowance for credit losses, up to the amount of the impairment when appropriate, and write down the amortized cost basis of the investment if it is more likely than not the Company will be required, or the Company intends to sell the investment before recovery of its amortized cost basis, or the Company did not expect to collect cash flows sufficient to recover the amortized cost basis of the investment. The recognition of other-than-temporary impairment losses is dependent on the facts and circumstances related to the specific investment. If the Company intends to sell the investment or it is more likely than not that the Company would be required to sell the investment prior to recovery of the amortized cost, the difference between amortized cost and fair value is recognized in the income statement as an other-than-temporary impairment. The Company recognizes the credit loss portion through other income (loss), net in the statements of operations and the noncredit loss portion in accumulated other comprehensive loss.

Equity Method Investments

The Company uses the equity method of accounting for investments in entities that the Company does not control but has the ability to exercise significant influence over the financial and operating policies of the investee. Under the equity method of accounting, the Company’s share of the investee’s underlying net income or loss is recorded as investment income or loss on the consolidated Statements of Operations and Comprehensive Income (Loss). Distributions received from the investment reduce the Company’s carrying value of the investee.

The Company elected to account for its equity investments using the measurement alternative, which is cost, less any impairment, adjusted for changes in fair value resulting from observable transactions for identical or similar investments of the same issuer. The investments are reviewed periodically to determine if their respective values have appreciated or have been impaired, and adjustments are recorded as necessary. During the year ended December 31, 2022, the Company recorded an income in amount of $5.8 million related to revaluation of its investments in privately held companies. See Note 6 for additional information.

Property and Equipment, Net

Property and equipment are stated at historical cost, less accumulated depreciation and amortization. Depreciation of property and equipment is calculated using the straight-line method over the estimated useful lives of the assets. Useful lives by asset category are as follows:

Computer and software	3 to 7 years
Equipment	3 to 7 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life (10 years)
Internal-Use Software	2 years
Maintenance and repairs that do not enhance or extend the asset’s useful life are expensed as incurred. Major replacements, improvements and additions are capitalized. Upon the sale or retirement of property and equipment, the cost and the related accumulated depreciation or amortization are removed from the consolidated financial statements, with any resulting gain or loss included in the consolidated Statements of Operations and Comprehensive Income (Loss).

Property and equipment is tested for when there is an indication that the carrying value of an asset group may not be recoverable. Carrying values are not recoverable when the undiscounted cash flows estimated to be generated by the assets are less than their carrying values. When an asset is determined not to be recoverable, the impairment is measured based on the excess, if any, of the carrying value of the asset over its respective fair value and recorded in the period the determination is made.

Internal-Use Software

Internally developed software is capitalized upon completion of the preliminary project stage, when it becomes probable that the project will be completed, and the software will be used as intended. Capitalized costs primarily consist of salaries and payroll related costs for employees directly involved in development efforts. Costs related to the preliminary project stage and activities occurring after the implementation of the software are expensed as incurred. Costs incurred for software upgrades are capitalized if they result in additional functionalities or substantial enhancements. Capitalized internal-use software is included in property and equipment, net, in the consolidated balance sheets, and amortization expense is included in general and administrative expenses in the consolidated statements of operations. The Company reviews on a regular basis list of projects that are in process and if the project is to be abandoned or discontinued and the capitalized costs associated with that project are expensed immediately.

Warrants
The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, whether the warrants meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification.

This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For warrants that meet all of the criteria for equity classification, the warrants are recorded as a component of additional paid-in capital at the time of issuance. For warrants that do not meet all the criteria for equity classification, the warrants are recorded at their initial fair value on the date of issuance and remeasured each balance sheet date thereafter. Changes in the estimated fair value of the liability-classified warrants are recognized as a non-cash other income or expense in the accompanying consolidated statements of operations and comprehensive income.

Revenue Recognition
The Company’s revenue consists of two components: revenue from fees and revenue from other income, which is comprised of interest income and investment income.
The amount of revenue from fees recognized reflects the consideration that the Company expects to receive in exchange for services provided. The Company applied the following five steps:
1. Identification of the contract with the customer:
The Company determines a contract with a customer exists when each party’s rights regarding the services to be transferred can be identified, the payment terms for the services can be identified, a conclusion has been reached that the customer has the ability and intent to pay, and the contract has commercial substance.
2. Identification of the performance obligations in the contract:
Performance obligations promised in a contract are identified based on the services that will be transferred to the customer that are both capable of being distinct and separately identifiable, whereby the customer can benefit from the services.
3. Determination of the transaction price:
The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring services to the customer. Payment terms and conditions vary by contract.
4. Allocation of the transaction price to the performance obligations in the contract:
If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. For contracts that contain multiple performance obligations, the Company allocates the transaction price to each performance obligation.
5. Recognition of revenue when, or as, a performance obligation is satisfied:
Revenue is recognized at the time the related performance obligation is satisfied by transferring the promised delivery of service to the customer.
Revenue From Fees
Revenue from fees is comprised of Network AI fees and Contract fees. Network AI fees can be further broken down into two fee streams: AI integration fees and capital markets execution fees. AI integration fees are earned from Partners in Financing Vehicles for the creation, sourcing and delivery of that assets that comprise Network Volume. The Company utilizes multiple funding channels to enable the purchase of network assets from Partners, such as asset backed securitizations (“ABS”). Capital markets execution fees are earned from the market pricing of ABS transactions. Contract fees are related to the management, performance and other fees earned for administering Financing Vehicles. These fees are the result of agreements with customers and are recognized in accordance with ASC 606, Revenue from Contracts with Customers.
Revenue is generally recognized on a gross basis in accordance with ASC 606 related to reporting revenue on a gross basis as a principal versus on a net basis as an agent. This is because the Company is primarily responsible for integrating the various services fulfilled by Partners and is ultimately responsible to the Financing Vehicles for the fulfillment of the related services. To the extent the Company does not meet the criteria for recognizing revenue on a gross basis, the Company records revenue on a net basis.

Network AI fees, comprised of AI integration fees and capital markets execution fees, totaled $616.9 million, $387.1 million and $65.8 million, for the years ended December 31, 2022, 2021 and 2020, respectively. Expenses to third parties for services that are integrated with the Company’s technology are recorded in the consolidated Statements of operations as Production Costs.
Real estate fees, which are included in Network AI fees, are earned for the obligations to arrange for the purchase of real estate assets, provide administrative services, arrange for the eventual sale of the assets, and provide pre-and post-purchase services including the right to earn performance fees. All of these fees are recognized over time except for the purchase and sale obligations, which are satisfied at the point in time of the respective transactions. As the Company is a principal for these services, revenues are recorded on a gross basis.

Contract fees include administration and management fees, performances fees, and servicing fees. Contract fees totaled $68.5 million, $58.8 million and $25.9 million for the year ended December 31, 2022, 2021 and 2020, respectively. The Company recognizes administration fees over the service period for the Financing Vehicles managed or administered by the Company.

Performance fees are earned when certain Financing Vehicles exceed contractual return thresholds. They are recognized only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur. An estimate is made by the Company based on a variety of factors including market conditions and expected loan performance. In the following period, the true performance is measured and then adjusted to ensure that the fees accurately represent actual performance. As such, there are revenues that result from performance obligations satisfied in the previous year. During the years ended 2022, 2021 and 2020, $3.8 million, $1.2 million and $0.0 million, respectively, worth of fees represent performance obligations satisfied in the previous year that were lesser than the original estimate.
Servicing fees for the Financing Vehicles, which primarily involve collecting payments and providing reporting on the loans within the securitization vehicles, are recognized over the service period. These duties have been considered to be agent responsibilities and does not include acting as a loan servicer. Accordingly, servicing fees are recorded on a net basis.
As a practical expedient, the Company does not adjust the transaction price for the effects of a significant financing component if, at contract inception, the period between payment and the transfer of services is expected to be one year or less.
For the years ended December 31, 2022, 2021 and 2020, the finance component out of total consideration was not material.
Once revenue is recognized, it is recorded on the balance sheet in fees and other receivables until the payment is received from the customer. The timing of the recognition depends on the type of service as described above.

	2022	2021	2020
	(in thousands)
Services transferred at a point in time	$661,646	$420,460	$75,180
Services transferred over time	23,768	25,406	16,560
Total revenue from fees, net	$685,414	$445,866	$91,740
 The Company had no material contract assets, contract liabilities, or deferred contract costs recorded as of December 31, 2022 and December 31, 2021.

Interest Income

Interest income is recognized based on projected cashflow according to the ASC 325-40, Beneficial Interests in Securitized Financial Assets. The Company accrues interest income on investments based on the effective interest rate of the investments and recorded as interest income as earned. Interest income earned from cash and cash equivalents is recorded on an accrual basis to the extent such interest is earned and expected to be collected.

Production Costs

Production costs are primarily comprised of (i) fees the Company pays in Partners when network volume is acquired by Financing Vehicles as the Partners are responsible for marketing and customer interaction, facilitating the flow of additional application flow, and (ii) expenses the Company incurs to renovate single family residence assets.

Research and development costs

Research and development costs are primarily engineering and product development expenses which primarily consists of payroll and other employee-related expenses, including share-based compensation expenses, for the engineering and product development teams as well the costs of systems and tools used by these teams. These costs are recognized in the period incurred.

Leases
The Company accounts for its leases under ASC 842, Leases. Under this guidance, lessees classify arrangements meeting the definition of a lease as operating or financing leases, and leases are recorded on the consolidated statements of financial position as both a right-of-use asset and lease liability, calculated by discounting fixed lease payments over the lease term at the rate implicit in the lease or the Company’s incremental borrowing rate. Lease liabilities are increased by interest and reduced by payments each period, and the right of use asset is amortized over the lease term. For operating leases, interest on the lease liability and the amortization of the right-of-use asset result in straight-line rent expense over the lease term. Variable lease expenses, including common maintenance fees, insurance and property tax, are recorded when incurred.
In calculating the right-of-use asset and lease liability, the Company elects to combine lease and non-lease components for all classes of assets. The Company excludes short-term leases having initial terms of 12 months or less as an accounting policy election, and instead recognizes rent expense on a straight-line basis over the lease term.

Share-Based Compensation

The Company grants options to employees and nonemployees. The Company measures options based on the estimated grant date fair values, which the Company determines using the Black-Scholes option-pricing model. The Company records the resulting expense in the consolidated Statements of Operations and Comprehensive Income (Loss) using the straight-line method over the period of service required to vest in the award, which is generally two to four years. The Company accounts for forfeitures as they occur.

For nonemployee share options, the fair value is remeasured as the share options vest, and the resulting change in fair value, if any, is recognized in the consolidated Statements of Operations and Comprehensive Income (Loss) during the period the related services are rendered.

The Company also grants options to restricted shares to certain employees and directors. The Company measures options to restricted shares based on the estimated grant date fair values, which the Company determines using the Monte Carlo simulation model implemented in a risk-neutral valuation framework. The Company records the resulting expense in the consolidated Statements of Operations and Comprehensive Income (Loss) using the straight-line method over the period of service required to vest in the award, which is generally two to four years. The Company accounts for forfeitures as they occur.

Income Taxes

The Company uses the liability method of accounting for income taxes, which requires the recognition of deferred tax assets and deferred tax liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, the deferred tax assets and liabilities are determined based on the differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases, operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the enacted tax rates and laws expected to apply to taxable income when the differences are expected to reverse.

The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to the amount that is more likely than not to be realized. Deferred tax assets and deferred tax liabilities are presented under assets and liabilities, respectively.

The calculation of tax liabilities involves dealing with uncertainties in the application of complex federal and state tax laws and regulations. ASC 740, “Income Taxes” (“ASC 740”) states that a tax benefit from an uncertain tax position may be recognized (1) when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, on the basis of the technical merits and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

The Company records unrecognized tax benefits as liabilities in accordance with ASC 740 and adjusts these liabilities when management’s judgment changes as a result of the evaluation of new information not previously available. Because of the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from management’s current estimate of the unrecognized tax benefit liabilities. These differences will be reflected as increases or decreases to income tax expense in the period in which new information is available.

The Company recognizes interest and penalties related to unrecognized tax benefits in taxes on income expense.

Basic and Diluted Net income (loss) per Ordinary Share

The Company calculates net income (loss) per share using the two-class method required for participating securities. The two-class method requires income (loss) available to ordinary shareholders for the period to be allocated between ordinary shares and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed.
The Company’s redeemable convertible preferred shares contractually entitle the holders of such shares to participate in distribution but does not contractually require the holders of such shares to participate in the Company’s losses. Accordingly, for the periods where the Company is in a net loss position, the Company does not allocate any net loss attributable to ordinary shareholders to the redeemable convertible preferred shares.

The Company calculates basic net income (loss) per share attributable to ordinary shareholders by dividing net income (loss) attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding for the period.

The Company calculates diluted net income (loss) per share attributable to ordinary shareholders by dividing net income (loss) attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding after giving consideration to the dilutive effect of the redeemable convertible preferred shares, share options, and preferred shares warrants that are outstanding during the period.
Recently Adopted Accounting Pronouncements
Earnings Per Share
In May 2021, the FASB issued ASU No. 2021-04, Earnings Per Share (Topic 260), Debt - Modifications and Extinguishments (Subtopic 470-50), Compensation - Stock Compensation (Topic 718), and Derivative and Hedging - Contracts in Entity's Own Equity (Subtopic 815-40), which clarifies an issuer's accounting for certain modifications or exchanges of freestanding equity-classified written call options that remain equity classified after modification or exchange. The Company adopted ASU No. 2021-04 beginning January 1, 2022 on a prospective basis. The adoption did not have a material impact on the Company’s consolidated financial statements.
Leases
In February 2016, the FASB issued ASU 2016-02—Leases, requiring the recognition of lease assets and liabilities on the balance sheet. The standard: (a) clarifies the definition of a lease; (b) requires a dual approach to lease classification similar to current lease classifications; and (c) causes lessees to recognize leases on the balance sheet as a lease liability with a corresponding right-of-use asset for leases with a lease-term of more than 12 months. The standard is effective for public entities for fiscal years beginning after December 15, 2018 and for the Company for fiscal years beginning after December 15, 2020. In June 2020, the FASB issued ASU No. 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities, which defers the effective date of ASU 2016-02 for non-public entities to fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Effective January 1, 2022, the Company adopted ASU 2016-02, using a modified retrospective approach. The impact of this standard resulted in an increase of "right-of-use" assets and lease liabilities related to existing operating leases of approximately $43 million as of January 1, 2022 on the consolidated financial statements. Adoption of the standard also resulted in additional required disclosures. See Note 9 for additional information.
Income Taxes
In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which simplifies the accounting for income taxes by removing a variety of exceptions within the framework of ASC 740. These exceptions include the exception to the incremental approach for intra period tax allocation in the event of a loss from continuing operations and income or a gain from other items (such as other comprehensive income), and the exception to using general methodology for the interim period tax accounting for year-to-date losses that exceed anticipated losses. The guidance will be effective for the Company for the fiscal year beginning January 1, 2022, and interim periods within fiscal years beginning January 1, 2023. Early adoption is permitted. The adoption did not have a material impact on the Company’s consolidated financial statements.
Recently Issued Accounting Pronouncements Not Yet Adopted
As an “emerging growth company,” the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflect this election.
Financial Instruments—Credit Losses
In June 2016, the FASB issued ASU No. 2016-13 (Topic 326), Financial Instruments—Credit Losses: Measurement of Credit Losses on Financial Instruments, which replaces the existing incurred loss impairment model with an expected credit loss model and requires an asset measured at amortized cost to be presented at the net amount expected to be collected. The guidance will be effective for the Company beginning January 1, 2023.
The Company is currently evaluating the impact of the new guidance on its consolidated financial statements and disclosures.
Convertible Debt Instruments
In August 2020, the FASB issued ASU 2020-06, “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity,” which simplifies the accounting for convertible instruments. The guidance removes certain accounting models that separate the embedded conversion features from the host contract for convertible instruments. Either a modified retrospective method of transition or a fully retrospective method of transition is permissible for the adoption of this standard. The guidance will be effective for the Company for the fiscal year beginning January 1, 2024 and interim periods within those fiscal years. Early adoption is permitted, but no earlier than the fiscal year beginning after December 15, 2020.
The Company is currently assessing the impact of the guidance on its consolidated financial statements and disclosures.